S000028760 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	184 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Beta Advantage® Research Enhanced Solactive Emerging Economies Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.30%		21.51% [2]
Combined Current and Former Indices (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	32.30%	1.16%	4.33%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	8.42%
C000088095 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.48%	0.84%	3.73%
Performance Inception Date					Sep. 14, 2010
C000088095 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		32.90%	0.74%	3.66%
Performance Inception Date					Sep. 14, 2010
C000088095 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.19%	0.82%	3.12%
Performance Inception Date					Sep. 14, 2010

[1]	The Fund started tracking the performance of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index (the Current Index) on June 28, 2024. The Current Index commenced operations on May 2, 2024 and therefore did not have performance information prior to that date. For periods prior to February 3, 2025, the Fund sought to track the performance of its index, which was not calculated in the manner that the Current Index is currently calculated. As a result, the performance of the Fund and the Current Index for periods prior to that date is not representative of the performance they would have achieved had the Fund sought to track the performance of the Current Index as currently calculated.
[2]	The Life of Fund Beta Advantage® Research Enhanced Solactive Emerging Economies Index performance is for the period from June 28, 2024 through December 31, 2025.
[3]	The Combined Current and Former Indices performance represents the Fund's Former Index (the Dow Jones Emerging Markets Consumer TitansTM Index) performance until June 28, 2024 and the Fund's Current Index performance for the period from June 28, 2024 through December 31, 2025.